Revenue - Schedule of Revenues Disaggregated by Revenue Source and Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Disaggregation Of Revenue [Line Items]
Revenues, net	$ 1,040,856	$ 1,212,463	$ 1,378,124
North America
Disaggregation Of Revenue [Line Items]
Revenues, net	728,379	816,418	946,307
International
Disaggregation Of Revenue [Line Items]
Revenues, net	312,477	396,045	431,817
Digital Subscription Revenues
Disaggregation Of Revenue [Line Items]
Revenues, net	662,668	788,173	743,060
Digital Subscription Revenues | North America
Disaggregation Of Revenue [Line Items]
Revenues, net	436,148	504,152	484,471
Digital Subscription Revenues | International
Disaggregation Of Revenue [Line Items]
Revenues, net	226,520	284,021	258,589
Workshops + Digital Fees
Disaggregation Of Revenue [Line Items]
Revenues, net	256,387	274,866	443,429
Workshops + Digital Fees | North America
Disaggregation Of Revenue [Line Items]
Revenues, net	204,115	210,076	329,886
Workshops + Digital Fees | International
Disaggregation Of Revenue [Line Items]
Revenues, net	52,272	64,790	113,543
Subscription Revenues, net
Disaggregation Of Revenue [Line Items]
Revenues, net	919,055	1,063,039	1,186,489
Subscription Revenues, net | North America
Disaggregation Of Revenue [Line Items]
Revenues, net	640,263	714,228	814,357
Subscription Revenues, net | International
Disaggregation Of Revenue [Line Items]
Revenues, net	278,792	348,811	372,132
Product sales and other, net
Disaggregation Of Revenue [Line Items]
Revenues, net	121,801	149,424	191,635
Product sales and other, net | North America
Disaggregation Of Revenue [Line Items]
Revenues, net	88,116	102,190	131,950
Product sales and other, net | International
Disaggregation Of Revenue [Line Items]
Revenues, net	$ 33,685	$ 47,234	$ 59,685